Segment And Geographic Information (Geographic Allocation Of Net Revenue And Income (Loss) Before Income Taxes From Operations By Geographic Areas, And Long-Lived Assets) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Mar. 31, 2012
Segment reporting information [Line items]
Consolidated net revenue	¥ 401,679	[1]	¥ 301,589	[1],[2]	¥ 770,933	[1]	¥ 631,954	[1]
Consolidated income (loss) before income taxes	35,417		(44,632)	[2]	55,083		(10,274)
Consolidated long-lived assets	1,208,948				1,208,948				1,206,496
Correction of expense allocation from Japan to the Americas			1,837
Americas [Member]
Segment reporting information [Line items]
Consolidated net revenue	59,878	[1]	23,903	[1],[2]	101,310	[1]	60,609	[1]
Consolidated income (loss) before income taxes	15,604	[2]	(25,678)	[2]	21,857		(27,014)
Consolidated long-lived assets	93,761				93,761				94,698
Europe [Member]
Segment reporting information [Line items]
Consolidated net revenue	26,988	[1]	45,449	[1],[2]	79,287	[1]	94,520	[1]
Consolidated income (loss) before income taxes	(40,255)		(15,595)	[2]	(56,690)		(47,324)
Consolidated long-lived assets	99,728				99,728				114,195
Asia and Oceania [Member]
Segment reporting information [Line items]
Consolidated net revenue	8,695	[1]	6,392	[1],[2]	16,382	[1]	16,224	[1]
Consolidated income (loss) before income taxes	(4,951)		(9,308)	[2]	(6,826)		(10,831)
Consolidated long-lived assets	20,541				20,541				23,892
Subtotal [Member]
Segment reporting information [Line items]
Consolidated net revenue	95,561	[1]	75,744	[1],[2]	196,979	[1]	171,353	[1]
Consolidated income (loss) before income taxes	(29,602)	[2]	(50,581)	[2]	(41,659)		(85,169)
Consolidated long-lived assets	214,030				214,030				232,785
Japan [Member]
Segment reporting information [Line items]
Consolidated net revenue	306,118	[1]	225,845	[1],[2]	573,954	[1]	460,601	[1]
Consolidated income (loss) before income taxes	65,019	[2]	5,949	[2]	96,742		74,895
Consolidated long-lived assets	¥ 994,918				¥ 994,918				¥ 973,711

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Nomura corrected the allocation of expenses of 1,837 million yen from Japan to the Americas for the three months ended September 30, 2011. The correction has no impact on Income (loss) before income taxes as set forth in the consolidated statements of income.